UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 29, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Agnos Group, LLC
Address:  1251 Avenue of the Americas
          New York, NY 10020

13 File Number: xx-xxxxx

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Anagnostakis
Title:     CEO
Phone:
Signature, Place and Date of Signing:

    Anthony Anagnostakis  April 30, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    69161

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ANTEON INTL CP                 COMMON STOCK     03674E108     1040    50000 SH       SOLE                  50000        0        0
D ASML HOLDING NV                COMMON STOCK     N07059111     3171   125000 SH       SOLE                 125000        0        0
D BEA SYSTEMS INC COM            COMMON STOCK     073325102     2650   193300 SH       SOLE                 193300        0        0
D BMC SOFTWARE INC USD  COM      COMMON STOCK     055921100     2357   121200 SH       SOLE                 121200        0        0
D COMPUTER ASSOC INTL INC COM    COMMON STOCK     204912109     3284   150000 SH       SOLE                 150000        0        0
D CONEXANT SYSTEMS INC COM STK   COMMON STOCK     207142100     3028   251300 SH       SOLE                 251300        0        0
D INTEL CORP COM                 OPTIONS - PUTS   4581400PZ    15205   500000 SH  PUT  SOLE                 500000        0        0
D INVISION TECHNOLOGIES INC      COMMON STOCK     461851107     1005    25000 SH       SOLE                  25000        0        0
D LSI LOGIC CORP COM             COMMON STOCK     502161102     3145   185000 SH       SOLE                 185000        0        0
D MARVELL TECH GP                COMMON STOCK     G5876H105     4836   110400 SH       SOLE                 110400        0        0
D NATIONAL SEMICONDUCT OR CORP U COMMON STOCK     637640103     5539   164400 SH       SOLE                 164400        0        0
D ORACLE CORPORATION U SD.01 COM COMMON STOCK     68389X105    12800  1000000 SH       SOLE                1000000        0        0
D TEXAS INSTRUMENTS IN C USD1 CO COMMON STOCK     882508104     3310   100000 SH       SOLE                 100000        0        0
D VITESSE SEMI CONDUCTOR CORP    COMMON STOCK     928497106     3066   312900 SH       SOLE                 312900        0        0
D YAHOO INC COM                  COMMON STOCK     984332106     4725   255800 SH       SOLE                 255800        0        0
S REPORT SUMMARY                 15 DATA RECORDS               69161        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED